Subsequent Events - Additional Information (Detail) - Negotiable obligations [member] - USD ($) $ in Millions	Feb. 11, 2021	Jan. 07, 2021	Feb. 26, 2021	Feb. 12, 2021	Dec. 31, 2020
Class XIV [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans			$ 75.6
Class XIX [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans denominated in UVA			$ 60.5
Debt Exchange [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal Maturity	2021
Debt Exchange [Member] | Class XVI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of outstanding capital stock		50.00%
Percentage of outstanding loan principal		50.00%
Debt Exchange [Member] | Class XLVII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Refinancing percentage	60.00%
Debt Exchange [Member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of appreciation or depreciation on exchange rate		1.50%
Debt Exchange [Member] | Bottom of range [member] | Class XLVII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of global exchange participation in loans	32.00%
Debt Exchange [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of appreciation or depreciation on exchange rate		9.00%
Debt Exchange [Member] | Top of range [member] | Class XLVII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of global exchange participation in loans	59.80%
Major Issuance Of Negotiable Obligations [Member] | Class XVI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans				$ 775.8
Major Issuance Of Negotiable Obligations [Member] | Class XVIII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans				747.8	$ 575.6
Major Issuance Of Negotiable Obligations [Member] | Class XIV [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate			2.00%
Major Issuance Of Negotiable Obligations [Member] | Class XIX [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate			3.50%
Major Debt Swap [Member] | Class XLVII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans				247.3
Major Debt Swap [Member] | Class XVIII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans				656.4
Major Debt Swap [Member] | Class XIII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans				201.7
Major Debt Swap [Member] | Class XXXIX [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans				368.2
Major Debt Swap [Member] | Class LIII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans				190.7
Major Debt Swap [Member] | Class I [Member]v
Disclosure of non-adjusting events after reporting period [line items]
Loans				101.0
Major Debt Swap [Member] | Class LIV [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans				$ 213.4
Debt Exchange authorized payment by BCRA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans	$ 9.0